Other disclosures - Risk Management and Principal Risks - Contractual maturity of financial assets and liabilities (audited) (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets
Cash and balances at central banks	£ 202,142	£ 169,085	£ 155,902
Cash collateral and settlement balances	107,862	88,085
Loans and advances at amortised cost	182,507	145,259
Reverse repurchase agreements and other similar secured lending	725	3,177
Trading Portfolio Assets	133,771	146,871
Financial assets at fair value through the income statement	211,128	188,226
Derivative financial instruments	302,976	262,291
Financial assets at fair value through other comprehensive income	45,084	45,908
Other financial assets	1,503	994
Total financial assets	1,187,698	1,049,896
Other assets	15,839	11,882
Total assets	1,203,537	1,061,778	1,059,700
Liabilities
Deposits at amortised cost	291,579	262,828
Cash collateral and settlement balances	96,811	79,047
Repurchase agreements and other similar secured borrowing	11,965	12,769
Debt securities in issue	60,012	48,388
Subordinated liabilities	38,253	32,185	32,005
Trading portfolio liabilities	72,460	53,291
Financial liabilities designated at fair value	272,055	251,131
Derivative financial instruments	289,206	256,523
Other financial liabilities	7,806	4,592
Total financial liabilities	1,140,147	1,000,754
Other liabilities	4,437	4,707
Total liabilities	1,144,584	1,005,461
Cumulative liquidity gap	58,953	56,317	£ 53,710
On demand
Assets
Cash and balances at central banks	201,888	168,881
Cash collateral and settlement balances	3,010	2,743
Loans and advances at amortised cost	15,961	17,470
Reverse repurchase agreements and other similar secured lending	127	58
Trading Portfolio Assets	133,771	146,871
Financial assets at fair value through the income statement	32,032	24,174
Derivative financial instruments	302,665	262,046
Financial assets at fair value through other comprehensive income	8	0
Other financial assets	285	607
Total financial assets	689,747	622,850
Liabilities
Deposits at amortised cost	196,398	201,501
Cash collateral and settlement balances	3,013	2,951
Repurchase agreements and other similar secured borrowing	256	20
Debt securities in issue	0	0
Subordinated liabilities	0	0
Trading portfolio liabilities	72,460	53,291
Financial liabilities designated at fair value	10,844	21,339
Derivative financial instruments	288,398	255,471
Other financial liabilities	56	87
Total financial liabilities	571,425	534,660
Cumulative liquidity gap	118,322	88,190
Not more than three months
Assets
Cash and balances at central banks	254	204
Cash collateral and settlement balances	104,852	85,342
Loans and advances at amortised cost	11,458	7,855
Reverse repurchase agreements and other similar secured lending	597	2,934
Trading Portfolio Assets	0	0
Financial assets at fair value through the income statement	147,655	127,244
Derivative financial instruments	91	36
Financial assets at fair value through other comprehensive income	3,391	3,194
Other financial assets	1,062	255
Total financial assets	269,360	227,064
Liabilities
Deposits at amortised cost	62,314	41,632
Cash collateral and settlement balances	93,798	76,096
Repurchase agreements and other similar secured borrowing	9,578	5,022
Debt securities in issue	27,136	18,274
Subordinated liabilities	17	1,005
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	187,160	158,078
Derivative financial instruments	15	4
Other financial liabilities	7,176	3,656
Total financial liabilities	387,194	303,767
Cumulative liquidity gap	488	11,487
Over three months but not more than six months
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	7,606	6,745
Reverse repurchase agreements and other similar secured lending	0	0
Trading Portfolio Assets	0	0
Financial assets at fair value through the income statement	7,003	9,280
Derivative financial instruments	19	1
Financial assets at fair value through other comprehensive income	2,871	1,080
Other financial assets	112	130
Total financial assets	17,611	17,236
Liabilities
Deposits at amortised cost	18,918	12,380
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	12,516	12,150
Subordinated liabilities	240	0
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	14,352	16,857
Derivative financial instruments	58	22
Other financial liabilities	17	15
Total financial liabilities	46,101	41,424
Cumulative liquidity gap	(28,002)	(12,701)
Over six months but not more than nine months
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	7,082	4,238
Reverse repurchase agreements and other similar secured lending	0	0
Trading Portfolio Assets	0	0
Financial assets at fair value through the income statement	4,842	7,036
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	583	449
Other financial assets	0	2
Total financial assets	12,507	11,725
Liabilities
Deposits at amortised cost	4,384	1,920
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	4,691	5,845
Subordinated liabilities	974	74
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	5,292	10,267
Derivative financial instruments	4	0
Other financial liabilities	18	15
Total financial liabilities	15,363	18,121
Cumulative liquidity gap	(30,858)	(19,097)
Over nine months but not more than one year
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	10,261	9,611
Reverse repurchase agreements and other similar secured lending	0	0
Trading Portfolio Assets	0	0
Financial assets at fair value through the income statement	2,036	3,336
Derivative financial instruments	4	0
Financial assets at fair value through other comprehensive income	132	547
Other financial assets	43	0
Total financial assets	12,476	13,494
Liabilities
Deposits at amortised cost	6,425	2,898
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	943	0
Debt securities in issue	5,368	3,254
Subordinated liabilities	1,105	1,243
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	3,812	3,588
Derivative financial instruments	0	2
Other financial liabilities	17	12
Total financial liabilities	17,670	10,997
Cumulative liquidity gap	(36,052)	(16,600)
Over one year but not more than two years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	29,637	19,162
Reverse repurchase agreements and other similar secured lending	0	184
Trading Portfolio Assets	0	0
Financial assets at fair value through the income statement	6,361	5,351
Derivative financial instruments	0	0
Financial assets at fair value through other comprehensive income	6,991	2,656
Other financial assets	0	0
Total financial assets	42,989	27,353
Liabilities
Deposits at amortised cost	911	558
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	1,105	3,216
Debt securities in issue	3,528	463
Subordinated liabilities	4,369	7,030
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	13,992	6,534
Derivative financial instruments	137	121
Other financial liabilities	164	443
Total financial liabilities	24,206	18,365
Cumulative liquidity gap	(17,269)	(7,612)
Over two years but not more than three years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	23,135	20,813
Reverse repurchase agreements and other similar secured lending	0	0
Trading Portfolio Assets	0	0
Financial assets at fair value through the income statement	4,561	5,376
Derivative financial instruments	174	0
Financial assets at fair value through other comprehensive income	4,654	5,389
Other financial assets	0	0
Total financial assets	32,524	31,578
Liabilities
Deposits at amortised cost	373	435
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	4,424
Debt securities in issue	1,241	3,319
Subordinated liabilities	4,782	2,251
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	10,547	6,114
Derivative financial instruments	85	151
Other financial liabilities	59	52
Total financial liabilities	17,087	16,746
Cumulative liquidity gap	(1,832)	7,220
Over three years but not more than five years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	39,498	27,416
Reverse repurchase agreements and other similar secured lending	0	0
Trading Portfolio Assets	0	0
Financial assets at fair value through the income statement	2,909	2,062
Derivative financial instruments	0	184
Financial assets at fair value through other comprehensive income	11,493	10,093
Other financial assets	1	0
Total financial assets	53,901	39,755
Liabilities
Deposits at amortised cost	621	242
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	1,501	1,792
Subordinated liabilities	9,001	5,714
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	8,528	7,734
Derivative financial instruments	112	279
Other financial liabilities	117	102
Total financial liabilities	19,880	15,863
Cumulative liquidity gap	32,189	31,112
Over five years but not more than ten years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	17,385	14,420
Reverse repurchase agreements and other similar secured lending	0	0
Trading Portfolio Assets	0	0
Financial assets at fair value through the income statement	1,769	1,996
Derivative financial instruments	0	15
Financial assets at fair value through other comprehensive income	8,161	13,823
Other financial assets	0	0
Total financial assets	27,315	30,254
Liabilities
Deposits at amortised cost	996	1,031
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	3,663	2,654
Subordinated liabilities	10,288	8,490
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	6,708	7,366
Derivative financial instruments	56	111
Other financial liabilities	161	183
Total financial liabilities	21,872	19,835
Cumulative liquidity gap	37,632	41,531
Greater than ten years
Assets
Cash and balances at central banks	0	0
Cash collateral and settlement balances	0	0
Loans and advances at amortised cost	20,484	17,529
Reverse repurchase agreements and other similar secured lending	1	1
Trading Portfolio Assets	0	0
Financial assets at fair value through the income statement	1,960	2,371
Derivative financial instruments	23	9
Financial assets at fair value through other comprehensive income	6,800	8,677
Other financial assets	0	0
Total financial assets	29,268	28,587
Liabilities
Deposits at amortised cost	239	231
Cash collateral and settlement balances	0	0
Repurchase agreements and other similar secured borrowing	83	87
Debt securities in issue	368	637
Subordinated liabilities	7,477	6,378
Trading portfolio liabilities	0	0
Financial liabilities designated at fair value	10,820	13,254
Derivative financial instruments	341	362
Other financial liabilities	21	27
Total financial liabilities	19,349	20,976
Cumulative liquidity gap	£ 47,551	£ 49,142